OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

August 30, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer International Diversified Fund

     File Nos. 333-125805; 811-21775

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 27, 2012.

Sincerely,

                             /s/ Edward Gizzi

                                  Edward Gizzi

                                  Vice President & Assistant Counsel

                                  Tel.: 212.323.4091

                                  egizzi@oppenheimerfunds.com

cc:     Valerie Lithotomos, Esq.

          Kramer Levin Naftalis & Frankel LLP

          KPMG LLP

          Taylor V. Edwards

          Gloria LaFond